Restricted Stock Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares outstanding	120,089	132,504	147,538	174,510
Options outstanding weighted average exercise price	$ 35.33	$ 33.82	$ 33.48	$ 28.70
Options outstanding weighted average remaining term	5 years 3 months 18 days	5 years 9 months 17 days	6 years 8 months 11 days	6 years
Options outstanding weighted average grant date fair value	$ 1,531	$ 1,631	$ 1,782	$ 1,901
Options granted weighted average grant date fair value			$ 427
Restricted Stock [Member]
Shares outstanding	20,520	0
Shares granted	20,520
Options outstanding weighted average exercise price	$ 46.30
Options outstanding weighted average exercise price - Granted	46.30
Options outstanding weighted average remaining term	3 years 4 months 25 days
Options outstanding weighted average grant date fair value	$ 950
Options granted weighted average grant date fair value	$ 950